STATEMENT OF CHANGES IN STOCKHOLDER?S EQUITY - USD ($)	Northern Genesis Acquisition Corp. II Common Stock	Northern Genesis Acquisition Corp. II Additional Paid-in Capital	Northern Genesis Acquisition Corp. II Accumulated Deficit	Northern Genesis Acquisition Corp. II	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balances at the beginning at Dec. 31, 2018						$ 57,418,000	$ (21,849,000)	$ 35,570,000
Issuance of common stock to Sponsor						69,922,000		69,922,000
Net losses							(15,310,000)	(15,310,000)
Balance at the end at Dec. 31, 2019					$ 0	128,297,000	(37,159,000)	91,208,000
Net losses							(14,988,000)	(14,988,000)
Balance at the end at Sep. 30, 2020	$ 1,035	$ 23,965	$ 24,000		0	129,040,000	(52,147,000)	77,005,000
Balance (in Shares) at Sep. 30, 2020	10,350,000
Balances at the beginning at Dec. 31, 2019					0	128,297,000	(37,159,000)	91,208,000
Net losses							(21,531,000)	(21,531,000)
Balance at the end at Dec. 31, 2020	$ 1,035	23,965	(1,450)	$ 23,550	0	129,449,000	(58,690,000)	70,805,000
Balance (in Shares) at Dec. 31, 2020	10,350,000
Balances at the beginning at Sep. 24, 2020	$ 0	0	0	0
Balance (in Shares) at Sep. 24, 2020	0
Issuance of common stock to Sponsor	$ 1,035	23,965	25,000
Issuance of Series C Preferred Stock, net of issuance costs (in shares)	10,350,000
Net losses			(1,000)	1,000
Balance at the end at Sep. 30, 2020	$ 1,035	23,965	24,000		0	129,040,000	(52,147,000)	77,005,000
Balance (in Shares) at Sep. 30, 2020	10,350,000
Balances at the beginning at Sep. 24, 2020	$ 0	0	0	0
Balance (in Shares) at Sep. 24, 2020	0
Issuance of common stock to Sponsor	$ 1,035	23,965	0	25,000
Issuance of Series C Preferred Stock, net of issuance costs (in shares)	10,350,000
Net losses	$ 0	0	(1,450)	(1,450)
Balance at the end at Dec. 31, 2020	$ 1,035	23,965	(1,450)	23,550	0	129,449,000	(58,690,000)	70,805,000
Balance (in Shares) at Dec. 31, 2020	10,350,000
Balances at the beginning at Sep. 30, 2020	$ 1,035	23,965	24,000		0	129,040,000	(52,147,000)	77,005,000
Balance (in Shares) at Sep. 30, 2020	10,350,000
Net losses							(6,543,000)	(6,543,000)
Balance at the end at Dec. 31, 2020	$ 1,035	23,965	(1,450)	23,550	0	129,449,000	(58,690,000)	70,805,000
Balance (in Shares) at Dec. 31, 2020	10,350,000
Net losses			4,880,183	4,880,183
Balance at the end at Mar. 31, 2021	$ 1,035		(37,456,428)	(37,455,393)
Balance (in Shares) at Mar. 31, 2021	10,350,000
Balances at the beginning at Dec. 31, 2020	$ 1,035	$ 23,965	(1,450)	23,550	0	129,449,000	(58,690,000)	70,805,000
Balance (in Shares) at Dec. 31, 2020	10,350,000
Net losses				4,182,273			(47,825,000)	(47,825,000)
Balance at the end at Sep. 30, 2021	$ 1,035		(39,121,005)	(39,119,970)	0	133,233,000	(106,515,000)	26,719,000
Balance (in Shares) at Sep. 30, 2021	10,350,000
Balances at the beginning at Mar. 31, 2021	$ 1,035		(37,456,428)	(37,455,393)
Balance (in Shares) at Mar. 31, 2021	10,350,000
Net losses			(12,244,108)	(12,244,108)
Balance at the end at Jun. 30, 2021	$ 1,035		(50,667,203)	(50,666,168)
Balance (in Shares) at Jun. 30, 2021	10,350,000
Net losses			11,546,198	11,546,198
Balance at the end at Sep. 30, 2021	$ 1,035		$ (39,121,005)	$ (39,119,970)	$ 0	$ 133,233,000	$ (106,515,000)	$ 26,719,000
Balance (in Shares) at Sep. 30, 2021	10,350,000